Contingent liabilities, contractual commitments, and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - GBP (£) £ in Millions	3 Months Ended
	Mar. 31, 2019	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:		£ 19,878	£ 27,254
Commitments		136,925	119,476
Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment		138,171	126,749
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments		2,429	1,928
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments		42,732	30,005
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments		91,764	87,543
Loans and other credit related commitments | Gross carrying/ nominal amount
Disclosure of contingent liabilities [line items]
Commitments to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment		134,227	115,695
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:		3,942	11,054
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:		15,559	15,833
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:		377	£ 367
Tax contingent liability
Disclosure of contingent liabilities [line items]
Refund sought		£ 135
Tax contingent liability | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities:				£ 262
Payments For Contingent Liabilities	£ 262